S C H E D U L E  O F  I N V E S T M E N T S  ( 0 0 0 ) *

December 31, 2022 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value

COMMON STOCK
Belgium — 0.9%
Anheuser-Busch InBev S.A.	31,361	$1,889

Brazil — 1.4%
Banco do Brasil SA	123,700	814
JBS SA	94,300	393
Marfrig Global Foods S.A.	119,400	197
Minerva SA	110,200	270
Petro Rio S.A. [1]	38,600	272
Petroleo Brasileiro SA, Class A ADR	56,340	523
SLC Agricola S.A.	16,150	143
Suzano S.A.	26,800	245

		2,857

Canada — 2.1%
Alimentation Couche-Tard Inc.	36,561	1,607
Canadian National Railway Co.	22,553	2,679

		4,286

China — 9.6%
360 DigiTech Inc. ADR	32,811	668
Alibaba Group Holding Ltd. ADR [1]	20,543	1,810
Anhui Conch Cement Co. Ltd., Class H	120,677	422
Autohome Inc. ADR	2,500	76
Bank of China Ltd., Class H	1,091,000	397
BYD Co. Ltd., Class H	15,000	370
Chengxin Lithium Group Co. Ltd., Class A	26,700	144
China Construction Bank Corp., Class H	2,612,741	1,637
China Everbright Environment Group Ltd.	458,000	205
China Galaxy Securities Co. Ltd., Class H	775,000	378
China Lumena New Materials Corp. [1,2]	4,900	—
China Petroleum & Chemical Corp., Class H	1,298,000	627
China Railway Group Ltd., Class H	889,000	469
China Resources Pharmaceutical Group Ltd.	236,000	191
China Shenhua Energy Co. Ltd., Class H	233,000	673
China State Construction Engineering Corp. Ltd., Class A	488,593	382
CITIC Ltd.	407,000	430
COSCO SHIPPING Holdings Co. Ltd., Class H	478,950	488
Daqo New Energy Corp. ADR [1]	9,318	360
Dongfeng Motor Group Co. Ltd., Class H	398,000	229
FinVolution Group ADR	44,376	220
Ganfeng Lithium Group Co. Ltd., Class H	45,320	338
Greentown China Holdings Ltd.	95,500	139
Guangzhou Automobile Group Co. Ltd., Class H	180,000	121
Guangzhou Tinci Materials Technology Co. Ltd., Class A	14,100	89
Industrial & Commercial Bank of China, Class H	1,175,000	605
JD.com Inc. ADR	15,937	895

S C H E D U L E  O F  I N V E S T M E N T S  ( 0 0 0 ) * (continued)

December 31, 2022 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value
China — (continued)
Jiangxi Copper Co. Ltd., Class H	191,000	$282
Lenovo Group Ltd.	416,000	342
Meituan, Class B [1]	24,500	548
PetroChina Co. Ltd., Class H	1,756,000	803
PICC Property & Casualty Co. Ltd., Class H	726,000	689
Pinduoduo Inc. ADR [1]	11,868	968
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	91,739	153
Sinopharm Group Co. Ltd., Class H	82,800	210
Skyworth Group Ltd.	368,000	158
Tencent Holdings Ltd.	42,831	1,833
Tencent Music Entertainment Group ADR [1]	51,754	429
Tongwei Co. Ltd., Class A	70,693	392
Vipshop Holdings Ltd. ADR [1]	36,813	502

		19,672

France — 13.0%
Air Liquide SA	21,223	3,008
Alstom S.A.	133,842	3,270
ArcelorMittal S.A.	23,378	615
AXA SA	105,283	2,937
BNP Paribas SA	23,210	1,323
Carrefour SA	93,483	1,565
Danone SA	77,519	4,085
Pernod Ricard SA	10,531	2,071
Sanofi	36,123	3,474
TotalEnergies SE	26,653	1,673
Valeo	36,991	661
Vinci S.A.	19,851	1,982

		26,664

Germany — 6.1%
Bayer AG	41,946	2,170
Deutsche Telekom AG	159,587	3,184
RWE AG	55,290	2,461
SAP SE	42,743	4,410
Siemens AG	1,758	244

		12,469

India — 3.6%
Axis Bank Ltd.	20,611	232
Bank of Baroda	274,445	616
Bharat Electronics Ltd.	85,572	103
Cipla Ltd.	4,036	52
Coal India Ltd.	145,996	397
GAIL India Ltd.	284,829	331
HCL Technologies Ltd.	37,653	473
Hindalco Industries Ltd.	80,426	460
ICICI Bank Ltd. ADR	23,852	522

S C H E D U L E  O F  I N V E S T M E N T S  ( 0 0 0 ) * (continued)

December 31, 2022 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value
India — (continued)
Info Edge India Ltd.	2,733	$130
Mahindra & Mahindra Ltd.	21,089	318
Maruti Suzuki India Ltd.	2,077	211
NTPC Ltd.	122,613	247
Oil & Natural Gas Corp. Ltd.	375,148	666
Page Industries Ltd.	287	149
REC Ltd.	271,534	382
Shriram Finance Ltd.	16,650	277
State Bank of India	27,999	208
Sun Pharmaceutical Industries Ltd.	51,705	626
Tata Steel Ltd.	79,146	108
Trent Ltd.	10,330	169
UPL Ltd.	49,650	430
Vedanta Ltd.	98,177	366

		7,473

Indonesia — 0.7%
Adaro Energy Indonesia Tbk PT	920,700	228
Astra International Tbk PT	453,300	166
Bank Mandiri Persero Tbk PT	262,100	167
Bukit Asam Tbk PT	753,300	178
Indo Tambangraya Megah Tbk PT	59,700	150
Indofood Sukses Makmur Tbk PT	181,100	78
Kalbe Farma Tbk PT	911,700	123
Perusahaan Gas Negara Tbk PT	1,924,300	218
United Tractors Tbk PT	59,900	100

		1,408

Ireland — 1.5%
Ryanair Holdings PLC ADR [1]	40,547	3,031

Italy — 5.0%
Enel SpA	888,638	4,784
UniCredit SpA	391,270	5,559

		10,343

Japan — 6.9%
FANUC Corp.	29,300	4,428
Murata Manufacturing Co. Ltd.	44,200	2,219
Sumitomo Mitsui Financial Group Inc.	65,300	2,635
Takeda Pharmaceutical Co. Ltd.	113,400	3,552
Tokyo Electron Ltd.	4,700	1,393

		14,227

Mexico — 0.4%
Alfa SAB de CV, Class A	242,500	155
Arca Continental SAB de CV	28,100	228
Grupo Aeroportuario del Pacifico SAB de CV, Class B	18,600	267

S C H E D U L E  O F  I N V E S T M E N T S  ( 0 0 0 ) * (continued)

December 31, 2022 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value
Mexico — (continued)
Grupo Bimbo SAB de CV	37,000	$156

		806

Netherlands — 4.1%
Akzo Nobel NV	52,051	3,486
ING Groep NV	219,248	2,672
Koninklijke Philips NV	149,884	2,247

		8,405

Qatar — 0.2%
Industries Qatar QSC	57,266	202
Ooredoo QPSC	81,892	208

		410

Russia — 0.0%
Gazprom PJSC ADR [1,2]	165,932	—
LUKOIL PJSC ADR [1,2]	11,378	—
Sberbank of Russia PJSC ADR [1,2]	31,284	—

		—

Saudi Arabia — 0.9%
Abdullah Al Othaim Markets Co.	3,067	85
Arab National Bank	10,395	89
Bawan Co.	21,093	166
Etihad Etisalat Co.	17,541	162
Riyad Bank	12,963	110
SABIC Agri-Nutrients Co.	9,161	357
Sahara International Petrochemical Co.	25,980	238
Saudi Electricity Co.	45,416	281
Saudi Telecom Co.	27,886	271

		1,759

South Africa — 0.6%
African Rainbow Minerals Ltd.	26,266	445
Sasol Ltd.	18,338	291
Sibanye Stillwater Ltd.	150,825	397
Truworths International Ltd.	31,581	102

		1,235

South Korea — 4.0%
BH Co. Ltd.	5,226	93
Daeduck Electronics Co. Ltd.	5,393	82
DB Insurance Co. Ltd.	2,342	121
Dentium Co. Ltd.	1,417	112
DL E&C Co. Ltd.	3,625	97
Fila Holdings Corp.	3,997	105
GS Holdings Corp.	5,545	193
Hana Financial Group Inc.	18,507	616
Hanwha Corp.	10,129	206
Hyosung TNC Corp.	837	233
Hyundai Electric & Energy System Co. Ltd. [1]	6,557	221

S C H E D U L E  O F  I N V E S T M E N T S  ( 0 0 0 ) * (continued)

December 31, 2022 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value
South Korea — (continued)
Hyundai Marine & Fire Insurance Co. Ltd.	7,283	$170
KB Financial Group Inc.	18,134	695
Kia Corp.	14,525	683
Korea Gas Corp.	3,961	114
LG Innotek Co. Ltd.	1,766	356
LS Corp.	3,535	195
LX INTERNATIONAL CORP	9,639	260
LX Semicon Co. Ltd.	2,555	146
Neowiz [1]	7,424	218
POSCO Holdings Inc.	1,515	332
POSCO International Corp.	21,014	377
Samsung Electronics Co. Ltd.	35,137	1,542
Samsung Securities Co. Ltd.	3,249	81
SD Biosensor Inc.	8,205	197
SIMMTECH Co. Ltd.	7,611	160
Woori Financial Group Inc.	40,737	372
Youngone Corp.	5,524	206

		8,183

Spain — 5.5%
Aena SME S.A. [1]	20,338	2,554
Amadeus IT Group S.A. [1]	80,417	4,179
CaixaBank SA	83,477	328
Iberdrola S.A.	153,558	1,797
Industria de Diseno Textil S.A.	91,430	2,432

		11,290

Sweden — 0.9%
Electrolux AB, Class B	29,293	395
Swedbank AB	90,926	1,545

		1,940

Switzerland — 5.0%
Cie Financiere Richemont SA, Class A	8,794	1,140
Novartis AG	39,713	3,590
Roche Holding AG	12,536	3,939
Zurich Insurance Group AG	3,184	1,523

		10,192

Taiwan — 3.3%
Asia Vital Components Co. Ltd.	58,000	211
Evergreen Marine Corp. Taiwan Ltd.	31,400	167
Fulgent Sun International Holding Co. Ltd.	25,000	123
Hon Hai Precision Industry Co. Ltd.	323,292	1,051
Lite-On Technology Corp.	141,896	295
Makalot Industrial Co. Ltd.	29,000	220
Radiant Opto-Electronics Corp.	30,000	103
Sitronix Technology Corp.	32,000	185
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	43,374	3,231

S C H E D U L E  O F  I N V E S T M E N T S  ( 0 0 0 ) * (continued)

December 31, 2022 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value
Taiwan — (continued)
Unimicron Technology Corp.	63,000	$246
United Microelectronics Corp. [1]	288,000	381
Yang Ming Marine Transport Corp.	183,000	390
Zhen Ding Technology Holding Ltd.	57,000	194

		6,797

Thailand — 0.9%
Bangkok Chain Hospital PCL	322,200	191
Bangkok Dusit Medical Services PCL, Class F	292,300	244
Banpu PCL	498,400	197
Kasikornbank PCL	47,900	204
Kiatnakin Phatra Bank PCL	104,400	222
Krung Thai Bank PCL	666,900	340
PTT Exploration & Production PCL	77,100	393
Thai Union Group PCL, Class F	179,300	87

		1,878

Turkey — 0.4%
KOC Holding AS	76,775	344
Turk Hava Yollari AO [1]	52,081	392

		736

United Arab Emirates — 0.6%
Abu Dhabi Ports Co. PJSC [1]	131,285	205
Dubai Islamic Bank PJSC	260,307	404
Emaar Properties PJSC [1]	220,186	352
Fertiglobe PLC	164,954	190

		1,151

United Kingdom — 21.3%
AstraZeneca PLC	27,825	3,774
Barclays PLC	1,852,356	3,550
Berkeley Group Holdings PLC	17,962	819
BP PLC	291,766	1,675
British American Tobacco PLC	30,587	1,214
Compass Group PLC	139,342	3,230
GSK PLC	91,042	1,582
Prudential PLC	458,082	6,244
Reckitt Benckiser Group PLC	68,561	4,770
RELX PLC (EUR)	56,338	1,558
RELX PLC (GBP)	53,901	1,491
Rio Tinto PLC	28,531	2,000
Rolls-Royce Holdings PLC [1]	5,791,026	6,525
Unilever PLC	65,257	3,299
WH Smith PLC [1]	113,768	2,042

		43,773

Total Common Stock
(Cost $217,544) — 98.9%		202,874

S C H E D U L E  O F  I N V E S T M E N T S  ( 0 0 0 ) * (continued)

December 31, 2022 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value
SHORT-TERM INVESTMENT
Invesco Short-Term Investment Trust: Government &
Agency Portfolio, Institutional Class, 4.223% **	1,220,840	$1,221

Total Short-Term Investment
(Cost $1,221) — 0.6%		1,221

Total Investments — 99.5%
(Cost $218,765)		204,095

Other Assets in Excess of Liabilities — 0.5%		942

Net Assets — 100.0%		$205,037

*	Except for share data.
**	The rate reported is the 7-day effective yield as of December 31, 2022.
1	Non-income producing security.
2	Level 3 security in accordance with fair value hierarchy.

ADR	American Depositary Receipt
PJSC	Public Joint-Stock Company

Amounts designated as “—” are $0 or are rounded to $0.

S C H E D U L E  O F  I N V E S T M E N T S  ( 0 0 0 ) (concluded)

December 31, 2022 (Unaudited)

The table below sets forth information about the Levels within the fair value hierarchy at which the Fund’s investments are measured at December 31, 2022:

Investments in Securities	Level 1	Level 2	Level 3†		Total
Common Stock
Belgium	$1,889	$—	$—		$1,889
Brazil	2,857	—	—		2,857
Canada	4,286	—	—		4,286
China	19,672	—	—	^	19,672
France	26,664	—	—		26,664
Germany	12,469	—	—		12,469
India	7,473	—	—		7,473
Indonesia	1,408	—	—		1,408
Ireland	3,031	—	—		3,031
Italy	10,343	—	—		10,343
Japan	14,227	—	—		14,227
Mexico	806	—	—		806
Netherlands	8,405	—	—		8,405
Qatar	—	410	—		410
Russia	—	—	—	^	—
Saudi Arabia	—	1,759	—		1,759
South Africa	1,235	—	—		1,235
South Korea	—	8,183	—		8,183
Spain	11,290	—	—		11,290
Sweden	1,940	—	—		1,940
Switzerland	10,192	—	—		10,192
Taiwan	6,797	—	—		6,797
Thailand	—	1,878	—		1,878
Turkey	736	—	—		736
United Arab Emirates	1,151	—	—		1,151
United Kingdom	43,773	—	—		43,773

Total Common Stock	190,644	12,230	—		202,874

Short-Term Investment	1,221	—	—		1,221

Total Investments in Securities	$191,865	$12,230	$—		$204,095

† A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^ Security is fair valued at zero. Level 3 security in accordance with fair value hierarchy.

Amounts designated as “—” are $0 or are rounded to $0.

For information on the Fund’s policies regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-004-2700